Warrants	12 Months Ended
Dec. 31, 2025
Warrants
Warrants

Note 18 — Warrants

The Company issued Public Warrants and Private Warrants in connection with its initial public offering and concurrent private placement. As of December 31, 2025, the Company had 5,750,000 Public Warrants and 270,500 Private Warrants outstanding.

The Company accounts for its outstanding Warrants in accordance with ASC 480, “Distinguishing Liabilities from Equity,” and ASC 815-40, “Derivatives and Hedging—Contracts in Entity’s Own Equity.” The Public Warrants meet the criteria for equity classification and are recorded within shareholders’ equity. The Private Warrants do not meet the criteria for equity classification and are therefore classified as liabilities and measured at fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations. Management has determined that under the Private Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the Private Warrants as liabilities at their fair value and adjusts the Private Warrants to fair value at each reporting period. Management has further determined that its Public Warrants qualify for equity treatment. Warrant liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in our statements of operations. The Private Warrants are valued using a Black Scholes model.

Public Warrants

On June 24, 2021, the Company sold 5,750,000 units at a price of $10.00 per Public Unit in its Initial Public Offering. Each Public Unit consists of one ordinary share of the Company, $0.0001 par value per share, one right and one redeemable warrant (the “Public Warrant”). Each Public Warrant entitles the holder to purchase one-half (1/2) of an Ordinary Shares at an exercise price of $11.50 per whole share, subject to adjustment as described in Form S-1 Amendment No. 2 filed on June 11, 2021. Pursuant to the warrant agreement, a warrant holder may exercise its warrants only for a whole number of shares. This means that only an even number of warrants may be exercised at any given time by a warrant holder.

The Public Warrants became exercisable on September 16, 2022, the Business Combination date. As of December 31, 2025, the Public Warrants are exercisable for cash as the Company has an effective and current registration statement covering the Ordinary Share issuable upon exercise of the Public Warrants. The Public Warrants will expire five years from the consummation of a Business Combination or earlier upon redemption or liquidation.

The Company may call the warrants for redemption (excluding the Private Warrants), in whole and not in part, at a price of $0.01 per warrant:

●	at any time while the Public Warrants are exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each Public Warrant holder,

●	if, and only if, the reported last sale price of the Ordinary Shares equals or exceeds $16.50 per share, for any 20 trading days within a 30-trading day period ending on the third trading day prior to the notice of redemption to Public Warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to the issuance of the Class A Ordinary Share underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

Subsequent to issuance, the Company effected multiple reverse share splits. In accordance with the terms of the warrant agreement, these events resulted in proportional adjustments to both (i) the exercise price of the warrants and (ii) the number of shares issuable upon exercise of each warrant.

These adjustments increased the exercise price while correspondingly decreasing the number of shares underlying each warrant. As a result, such changes did not alter the economic substance of the warrants.

Following these adjustments, the exercise price of the Private Warrants increased from $11.50 per share at issuance to $2,300 as of December 31, 2024. During the year ended December 31, 2025, the Company effected an additional reverse share split, resulting in a further proportional adjustment. As of December 31, 2025, the exercise price of the Private Warrants was $92,000, with a corresponding reduction in the number of shares issuable upon exercise of each warrant.

Private Warrants

Simultaneously with the closing of the Initial Public Offering, the Company consummated a private placement of 270,500 Private Units at $10.0 per unit. The Private Units are identical to the units sold in the Initial Public Offering except that the warrants included in the Private Units (the “Private Warrants”) and the Ordinary Shares issuable upon the exercise of the Private Warrants will not be transferable, assignable or saleable until after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants will be exercisable on a cashless basis and will be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The private warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the balance sheets. The warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.

The fair value of these warrants, using the Black-Scholes option pricing model, on the date of issuance was $625,000. Variables used in the option-pricing model include (1) risk-free interest rate at the date of grant (0.90%), (2) expected warrant life of 5 years, (3) expected volatility of 58.40%, and (4) expected dividend yield of 0. The Company classifies the Private Warrants as Level 3 instruments within the fair value hierarchy due to the use of unobservable inputs.

The key inputs into the Black-Scholes model were as follows at their following measurement dates:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	USD	USD	USD	RMB
Input
Share price	3.55	4.93	2.64	18.56
Risk-free interest rate	3.95%	4.26%	3.47%	3.47%
Volatility	60.6%	59.5%	49.66%	49.66%
Exercise price	11.50	2,300	92,000	646,650
Dividend Yield	0.0%	0.0%	0.0%	0.0%
Warrant life (yr)	3.71 years	2.71 years	1.71 years	1.71 years

The Company’s warrant liabilities amounted to nil as of December 31, 2024, and 2025.

Fair Value Hierarchy

The following table presents the fair value of the Company’s warrant liabilities measured on a recurring basis:

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Warrant liabilities (Level 3)	-	-	-

The Private Warrants are classified within Level 3 of the fair value hierarchy as the valuation relies on significant unobservable inputs.

Fair Value of Private Warrants

As of December 31, 2024 and December 31, 2025, the exercise price of the Private Warrants, after giving effect to adjustments under the warrant agreement, was significantly higher than the market price of the Company’s ordinary shares. Accordingly, the warrants were deeply out-of-the-money.

As a result, the estimated fair value of the Private Warrants was de minimis as of both reporting dates, and the Company has presented the warrant liability as nil in the accompanying consolidated balance sheets.

Changes in Fair Value

The change in fair value of the Private Warrants during the year ended December 31, 2025 was primarily attributable to (i) the decline in the Company’s share price, (ii) the reduction in the remaining contractual term, and (iii) adjustments to the exercise price resulting from reverse share splits.

The following table summarizes the Company’s Warrants activities and status of Warrants on December 31, 2025:

Private Warrants	Warrants	Weighted Average Exercise Price Per Share	Average Remaining Period (Years)
Outstanding as of December 31, 2023	270,500	$11.50	3.71
Issued	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding as of December 31, 2024	270,500	$2,300	2.71
Issued	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding as of December 31, 2025	270,500	$92,000	1.71